Exhibit 99.1

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015
Acceleration Event (1=yes; 0=no)?	0
I.	Available Collections
	A.	Credits
		1.	Scheduled Payments from Obligors Applied to Collection Period
			a.	Scheduled Principal Payments	$5,757,923.86
			b.	Scheduled Interest Payments	$546,665.54
			c.	Total Scheduled Payments (a+b)	$6,304,589.40
		2.	Prepayment Activity
			a.	Principal Collections	$3,675,253.13
			b.	Interest Collections	$7,851.72
			c.	Total (a+b)	$3,683,104.85
		3.	Repurchase Amount From Repurchased Receivable
			a.	Principal Payments	$—
			b.	Interest Payments	$—
			c.	Total (a+b)	$—
		4.	Recovery of Defaulted Receivable
			a.	Principal Recovery Amount	$87,146.51
			b.	Principal Balance of Defaulted Receivable	$87,996.35
			c.	Net Principal loss (Realized Loss)	$849.84
		5.	Available Collections
			a.	Available Principal Collections	$9,520,323.50
			b.	Available Interest Collections	$554,517.26
			c.	Available Collections (a+b)	$10,074,840.76

II.	Available Funds
	A.	Available Collections			$10,074,840.76
	B.	Reserve Fund Excess Amount			$104.96
	C.	Available Funds			$10,074,945.72

III.	Available Funds
	A.	Available Funds			$10,074,945.72
	B.	Reserve Fund Draw Amount (Total Required Payments minus Available Funds)			$—
	C.	Available Funds (a+b)			$10,074,945.72

IV.	Investment Income
	A.	Investment Income on Collection Account (as of month end)			$217.52

V.	Receivable Pool & Note Balance
	A.	Original Principal Pool Balance			$503,778,944
	B.	Principal Pool Balance as of the Beginning of the Collection Period			$162,392,717
	C.	Principal Pool Balance as of the End of the Collection Period			$152,871,544
	D.	Aggregate Note Balance as of the End of the prior Payment Date			$158,614,375
	E.	Aggregate Note Balance as of the End of the related Payment Date			$149,093,202
	F.	Aggregate Class A Notes Balance as of the End of the prior Payment Date			$149,794,375
	G.	Aggregate Class A Notes Balance as of the End of the related Payment Date			$140,273,202
	H.	Class B Notes Balance as of the End of the prior Payment Date			$8,820,000
	I.	Class B Notes Balance as of the End of the related Payment Date			$8,820,000

Overcollateralization Amount
	Initial Overcollateralization				$3,778,944
	Reserve Balance				$1,259,447
	Credit Enhancement Target (1.5% of Outstanding Balance)				$2,293,073
	Target Overcollateralization (0.75%)				$3,778,342
	Overcollateralization Amount as of the End of Collection Period				$3,778,342
1

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015
VI.	Class A and Class B Principal Balances For the Collection Period
	A.	Principal Balance
		1.	Class A-1 Beginning Balance	$—
		2.	Class A-1 Ending Balance	$—
		3.	Class A-2 Beginning Balance	$—
		4.	Class A-2 Ending Balance	$—
		5.	Class A-3 Beginning Balance	$81,614,375
		6.	Class A-3 Ending Balance	$72,093,202
		7.	Class A-4 Beginning Balance	$68,180,000
		8.	Class A-4 Ending Balance	$68,180,000
		9.	Class B Beginning Balance	$8,820,000
		10.	Class B Ending Balance	$8,820,000
VII.	Reserve Account Balance For the Collection Period
	A.	Initial Reserve Account Deposit		$1,259,447.36
	B.	Beginning Reserve Account Balance		$1,259,447.36
	C.	Investment Income on Reserve Account Balance (as of month end)		$104.96
	D.	Reserve Account Excess Amount		$104.96
	E.	Reserve Fund Draw Amount		$—
	F.	Maximum Reserve Amount Available for Draw		$1,259,447.36
	G.	Ending Reserve Account Balance		$1,259,447.36

VIII.	Summary of Cash Disbursements
	A.	Investment Income on Collection Account (as of Month End) to Servicer		$217.52
	B.	Available Funds		$10,074,945.72
	C.	Payment of Servicing Fee		$135,327.26
	D.	Interest paid to Class A Notes
		1.	Class A-1 Notes	$—
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$39,446.95
		4.	Class A-4 Notes	$53,407.67
		5.	Total	$92,854.62
	E.	First Priority Principal Payment Amount
		1.	Class A-1 Notes	$—
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$—
		4.	Class A-4 Notes	$—
		5.	Total	$—
	F.	Interest paid to Class B Notes		$9,849.00
	G.	Second Priority Principal Payment Amount
		1.	Class A-1 Notes	$—
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$5,742,831.26
		4.	Class A-4 Notes	$—
		5.	Class B Notes	$—
		6.	Total	$5,742,831.26
	H.	Deposit from Remaining Available Funds to fund Reserve Account		$—
	I.	Regular Allocation of Principal
		1.	Class A-1 Notes	$—
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$3,778,342.08
		4.	Class A-4 Notes	$—
		5.	Class B Notes	$—
		6.	Total	$3,778,342.08
	J.	Additional Trustee Fees if Unpaid		$—
	K.	Servicer Legal Expenses		$—
	L.	Remaining Available Funds Released to Certificate Holders		$315,741.50

IX.	Scheduled Monthly Interest Distribution
	A.	Available Funds		$10,074,945.72

	B.	Servicing Fee
		1.	Current Servicing Fee Accrued	$135,327.26
		2.	Unpaid Servicing Fees From Prior Collection Periods	$—
		3.	Total Servicing Fee Due	$135,327.26
		4.	Payment of Servicing Fee from Available Funds	$135,327.26
		5.	Payment of Servicing Fee from Reserve Account Draw Amount	$—
		6.	This period unpaid Servicing Fee	$—

	C.	Total Servicing Fee paid		$135,327.26

	D.	Remaining Available Funds		$9,939,618.46
2

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015

E.	Class A Accrued Note Interest
	1.	Class A-1 Interest Rate		0.19%
		a.	Class A-1 Accrual Days	29
	2.	Class A-1 Monthly Interest		$—
	3.	Class A-1 Interest Carryover Shortfall		$—
	4.	Class A-1 Interest on Interest Carryover Shortfall		$—
	5.	Class A-1 Accrued Note Interest		$—
	6.	Payment of Class A-1 Accrued Note Interest from Available Funds		$—
	7.	Payment of Class A-1 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-1 Interest Carryover Shortfall		$—

	1.	Class A-2 Interest Rate		0.38%
		a.	Class A-2 Accrual Days	30
	2.	Class A-2 Monthly Interest		$—
	3.	Class A-2 Interest Carryover Shortfall		$—
	4.	Class A-2 Interest on Interest Carryover Shortfall		$—
	5.	Class A-2 Interest Distributable Amount		$—
	6.	Payment of Class A-2 Accrued Note Interest from Available Funds		$—
	7.	Payment of Class A-2 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-2 Interest Carryover Shortfall		$—

	1.	Class A-3 Interest Rate		0.58%
		a.	Class A-3 Accrual Days	30
	2.	Class A-3 Monthly Interest		$39,446.95
	3.	Class A-3 Interest Carryover Shortfall		$—
	4.	Class A-3 Interest on Interest Carryover Shortfall		$—
	5.	Class A-3 Accrued Note Interest		$39,446.95
	6.	Payment of Class A-3 Accrued Note Interest from Available Funds		$39,446.95
	7.	Payment of Class A-3 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-3 Interest Carryover Shortfall		$—

	1.	Class A-4 Interest Rate		0.94%
		a.	Class A-4 Accrual Days	30
	2.	Class A-4 Monthly Interest		$53,407.67
	3.	Class A-4 Interest Carryover Shortfall		$—
	4.	Class A-4 Interest on Interest Carryover Shortfall		$—
	5.	Class A-4 Accrued Note Interest		$53,407.67
	6.	Payment of Class A-4 Accrued Note Interest from Available Funds		$53,407.67
	7.	Payment of Class A-4 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-4 Interest Carryover Shortfall		$—

	1.	Total Class A Accrued Note Interest		$92,854.62
	2.	Payment of Class A Accrued Note Interest from Available Funds		$92,854.62
	3.	Payment of Class A Accrued Note Interest from Reserve Account Draw Amount		$—
	4.	This period Class A Interest Carryover Shortfall		$—

F.	Total Interest paid to Class A Notes			$92,854.62

G.	Remaining Available Funds			$9,846,763.84

H.	Class B Accrued Interest
	1.	Class B Interest Rate		1.34%
		a.	Class B Accrual Days	30
	2.	Class B Monthly Interest		$9,849.00
	3.	Class B Interest Carryover Shortfall		$—
	4.	Class B Interest on Interest Carryover Shortfall		$—
	5.	Class B Accrued Interest		$9,849.00
	6.	Payment of Class B Accrued Interest from Available Funds		$9,849.00
	7.	Payment of Class B Accrued Interest from Reserve Account Draw Amount		$—
	8.	This period Class B Interest Carryover Shortfall		$—

I.	Total Interest paid to Class B Notes			$9,849.00

J.	Remaining Available Funds			$9,836,914.84
3

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015
X.	Scheduled Monthly Principal Distributions
	A.	First Priority Principal Amount
		1.	Principal Pool Balance as of the End of the Collection Period	$152,871,544.02
		2.	Aggregate Class A Note Balances prior to Payment Date	$149,794,375.28
		3.	First Priority Principal Payment Amount Payable	$—
		4.	First Priority Principal Payment Amount From Available Funds	$—
		5.	Payment of First Priority Principal Payment Amount From Reserve Account Draw Amount	$—
		6.	Aggregate First Priority Principal Payment Amount	$—

	B.	Remaining Available Funds		$9,846,763.84

	C.	Second Priority Principal Amount
		1.	Principal Pool Balance as of the End of the Collection Period	$152,871,544.02
		2.	Aggregate Note Balances prior to Payment Date	$158,614,375.28
		3.	Second Priority Principal Payment Amount Payable	$5,742,831.26
		4.	Second Priority Principal Payment Amount From Available Funds	$5,742,831.26
		5.	Payment of Second Priority Principal Payment Amount From Reserve Account Draw Amount	$—
		6.	Aggregate Second Priority Principal Payment Amount	$5,742,831.26

	D.	Remaining Available Funds		$4,094,083.58

	E.	Regular Allocation of Principal Payable		$3,778,342.08
		Regular Allocation of Principal Paid		$3,778,342.08

	F.	Remaining Available Funds		$315,741.50

	G.	Class A Principal Distribution Amount
		1.	Beginning Class A-1 Principal Balance	$—
		2.	Class A-1 Monthly Principal	$—
		3.	Class A-1 Principal Distribution Amount	$—
		4.	Payment of Class A-1 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-1 Principal Distribution Amount As Second Priority Principal Payment Account	$—
		6.	Payment of Class A-1 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$—
		7.	Payment of Class A-1 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-1 Principal Balance	$—
		Total Principal paid to Class A-1 Notes		$—

		1.	Beginning Class A-2 Principal Balance	$—
		2.	Class A-2 Monthly Principal	$—
		3.	Class A-2 Principal Distribution Amount	$—
		4.	Payment of Class A-2 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-2 Principal Distribution Amount As Second Priority Principal Payment Account	$—
		6.	Payment of Class A-2 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$—
		7.	Payment of Class A-2 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-2 Principal Balance	$—
		Total Principal paid to Class A-2 Notes		$—

		1.	Beginning Class A-3 Principal Balance	$81,614,375.28
		2.	Class A-3 Monthly Principal	$9,521,173.34
		3.	Class A-3 Principal Distribution Amount	$9,521,173.34
		4.	Payment of Class A-3 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-3 Principal Distribution Amount As Second Priority Principal Payment Account	$5,742,831.26
		6.	Payment of Class A-3 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$3,778,342.08
		7.	Payment of Class A-3 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-3 Principal Balance	$72,093,201.94
		Total Principal paid to Class A-3 Notes		$9,521,173.34
4

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015
		1.	Beginning Class A-4 Principal Balance		$68,180,000.00
		2.	Class A-4 Monthly Principal		$—
		3.	Class A-4 Principal Distribution Amount		$—
		4.	Payment of Class A-4 Principal Distribution Amount As First Priority Principal Payment Account		$—
		5.	Payment of Class A-4 Principal Distribution Amount As Second Priority Principal Payment Account		$—
		6.	Payment of Class A-4 Principal Distribution Amount from Regular Allocation of Principal Payment Account		$—
		7.	Payment of Class A-4 Principal Distribution Amount from Reserve Account Draw Amount		$—
		8.	Ending Class A-4 Principal Balance		$68,180,000.00
		Total Principal paid to Class A-4 Notes			$—

		1.	Total Class A Principal Distribution Amount		$9,521,173.34
		2.	Payment of Class A Principal Distribution Amount As First Priority Principal Payment Account		$—
		3.	Payment of Class A Principal Distribution Amount As Second Priority Principal Payment Account		$5,742,831.26
		4.	Payment of Class A Principal Distribution Amount As Regular Allocation Principal Payment Account		$3,778,342.08
		5.	Payment of Class A Principal Distribution Amount from Reserve Account Draw Amount		$—

	H.	Total Principal paid to Class A Noteholders			$9,521,173.34

	I.	Remaining Available Funds			$315,741.50

	J.	Class B Principal Distribution Amount
		1.	Beginning Class B Principal Balance		$8,820,000.00
		2.	Class B Monthly Principal		$—
		3.	Total Class B Principal Distribution Amount		$—
		4.	Payment of Class A Principal Distribution Amount As Second Priority Principal Payment Account		$—
		5.	Payment of Class A Principal Distribution Amount As Regular Allocation Principal Payment Account		$—
		6.	Payment of Class B Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class B Principal Balance		$8,820,000.00
		Total Principal paid to Class B Notes			$—

	K.	Total Principal paid to Class B Notes			$—

	L.	Remaining Available Funds			$315,741.50

XI.	Required Reserve Account Amount for Next Distribution Date
	A.	Reserve Account Required Amount.
		1.	Floor Amount = 0.25% of Initial Pool Balance		$1,259,447.36
		2.	Target Amount = 0.25% of Current (Ending) Pool Balance		$382,178.86
		3.	Required Reserve Account Amount =min((Max: 1. or 2.), Class A + Class B)		$1,259,447.36
		4.	Required Reserve Deposit Amount		$—
		5.	Reserve Account Excess Amount		$104.96

	B.	Remaining Available Funds			$315,741.50

	C.	Reserve Account Activity
		1.	Beginning Reserve Account Balance		$1,259,447.36
		2.	Investment Income on Reserve Account Balance (as of month end)		$104.96
		3.	Withdrawal from Reserve Account to pay Servicing Fee		$—
		4.	Withdrawal from Reserve Account to pay Class A Interest		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		5.	Withdrawal from Reserve Account to pay First Priority Note Principal		$—
		6.	Withdrawal from Reserve Account to pay Class B Interest		$—
		7.	Withdrawal from Reserve Account to pay Remaining Class A Principal		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		8.	Withdrawal from Reserve Account to pay Class B Principal		$—
		9.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
		10.	Reserve Account Excess Amount		$104.96
		11.	Ending Reserve Account Balance		$1,259,447.36
5

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015
XII.	Delinquency and Loss Information			Third Prior	Second Prior	Prior	Current
	A.	Receivables Delinquency Information		Period	Period	Period	Period
		1.	Delinquency ($)	Dollars
			31-60 days	$755,930	$830,262	$716,189	$908,967
			61-90 days	$180,689	$185,475	$172,336	$168,472
			91-120 days	$20,088	$68,546	$58,135	$109,662
			Total	$956,707	$1,084,284	$946,660	$1,187,101

				Third Prior Period	Second Prior Period	Prior Period	Current Period
		2.	Delinquency (%)	% of EOP Pool Balance
			31-60 days	0.41%	0.48%	0.44%	0.59%
			61-90 days	0.10%	0.11%	0.11%	0.11%
			91-120 days	0.01%	0.04%	0.04%	0.07%
			Total	0.52%	0.63%	0.58%	0.78%

				Third Prior Period	Second Prior Period	Prior Period	Current Period
		3.	Delinquency (#)	Number of Accounts
			31-60 days	60	65	65	74
			61-90 days	15	15	15	14
			91-120 days	3	5	6	9
			Total	78	85	86	97

				Third Prior Period	Second Prior Period	Prior Period	Current Period
		4.	Outstanding Principal Balance for Delinquency >=60 days	$200,778	$254,021	$230,471	$278,134
		5.	Outstanding Principal Balance for Delinquency >=90 days	$20,088	$68,546	$58,135	$109,662
		6.	Pool Principal Ending Balance for Collection Period	$183,994,931	$172,944,186	$162,392,717	$152,871,544
		7.	Delinquency Percentage >=90 days	0.01%	0.04%	0.04%	0.07%
		8.	Delinquency Percentage >=60 days	0.11%	0.15%	0.14%	0.18%
		9.	3-Mo Average Delinquency Percentage >=60 days	0.12%	0.13%	0.13%	0.16%

				Third Prior Period	Second Prior Period	Prior Period	Current Period
	B.	Receivables Default/Loss Information
		1.	Principal Recoveries of Defaulted Receivable	$63,573	$32,904	$23,834	$87,147
		2.	Principal Balance of Defaulted Receivable	$77,197	$34,956	$37,588	$87,996
		3.	Average Pool Balance for Collection Period	$189,828,463	$178,469,559	$167,668,452	$157,632,131
		4.	Net Loss Ratio (Based on initial Cut-Off Date balance)	0.00%	0.00%	0.00%	0.00%
		5.	Cumulative Net Loss Ratio (Based on initial Cut-Off Date balance)	0.21%	0.21%	0.22%	0.22%
		6.	Net Loss Ratio to Average Pool Balance	0.01%	0.00%	0.01%	0.00%
		7.	4-Mo Average Net Loss Ratio to Average Pool Balance	0.02%	0.01%	0.01%	0.00%
		8.	Number of Receivables with a Realized Loss	9	7	6	9
		9.	Average Net Loss for Receivables that have experienced a Realized Loss	$1,514	$293	$2,292	$94

				Third Prior Period	Second Prior Period	Prior Period	Current Period
	C.	Loan Loss Experience for USAOT 2014-1
		1.	Number of Loans as of End of Collection Period	18,308	17,571	16,883	16,313
		2.	Period Ending Outstandings (Principal Balance)	$183,994,931	$172,944,186	$162,392,717	$152,871,544
		3.	Average Outstandings	$189,828,463	$178,469,559	$167,668,452	$157,632,131
		4.	Number of Gross Charge-Offs	9	7	6	9
		5.	Gross Charge-Offs as a $ amount of EOP Outstandings	$77,197	$34,956	$37,588	$87,996
		6.	Gross Charge-Offs as a % of EOP Outstandings	0.50%	0.24%	0.28%	0.69%
		7.	Gross Charge-Offs as a % of Average Outstanding	0.49%	0.24%	0.27%	0.67%
		8.	Recoveries as a $ amount of EOP Outstandings	$63,572.60	$32,903.52	$23,834.45	$87,146.51
		9.	Net Charge-Offs as a $ amount of EOP Outstandings	$13,624	$2,053	$13,754	$850
		10.	Net Charge-Offs as a % of EOP Outstandings	0.09%	0.01%	0.10%	0.01%
		11.	Net Charge-Offs as a % of Average Outstandings	0.09%	0.01%	0.10%	0.01%

	D.	Weighted Average Coupon		4.07%	4.07%	4.06%	4.06%
	E.	Weighted Average Remaining Maturity		33.89	33.18	32.46	31.73

		$491,180,000.00 USAA Auto Owner Trust 2014-1, Class A
		$8,820,000.00 USAA Auto Owner Trust 2014-1, Class B
		MONTHLY SERVICER REPORT
6

USAA Auto Owner Trust 2014-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	22

Determination Date	12/13/2015
Record Date	12/14/2015
Collection Period # End Date	11/30/2015
Payment Date	12/15/2015

XIII.	(Reserved)

On December 15, 2015, interest and principal paid on the underlying assets for the month of November 2015 were paid to you by the paying agent on behalf of U.S. Bank National Association, in its capacity as Indenture Trustee for the above referenced issue. The following information is being provided pursuant to Section 4.6 the Sale and Servicing Agreement, dated as of February 28, 2014. This payment per dollar of current outstandings of your holdings is allocated as follows:

XIV.	Interest and Principal Paid for Current Month
	A.	Class A-1 Principal Payment			$—
		1.	Principal Factor		0
		2.	Class A-1 Outstanding Principal Balance		$—
	B.	Class A-2 Principal			$—
		1.	Principal Factor		0
		2.	Class A-2 Outstanding Principal Balance		$—
	C.	Class A-3 Principal			$9,521,173.34
		1.	Principal Factor		0.116660494
		2.	Class A-3 Outstanding Principal Balance		$72,093,201.94
	D.	Class A-4 Principal			$—
		1.	Principal Factor		0
		2.	Class A-4 Outstanding Principal Balance		$68,180,000.00

	E.	Class A-1 Interest			$—
		1.	Interest Factor		0
	F.	Class A-2 Interest			$—
		1.	Interest Factor		0
	G.	Class A-3 Interest			$39,446.95
		1.	Interest Factor		0.000483333
	H.	Class A-4 Interest			$53,407.67
		1.	Interest Factor		0.000783333

	I.	Class B Principal			$—
		1.	Principal Factor		0.0000000
		2.	Class B Outstanding Principal Balance		$8,820,000.00

	J.	Class B Interest			$9,849.00
		1.	Interest Factor		0.001116667

	K.	Fees and Compensation paid to Servicer			$135,327.26

	L.	Pool Balance after this payment			$152,871,544.02
	M.	Pool Factor after this payment			0.30344965

	N.	Reserve Account Activity
		1.	Beginning Reserve Account Balance		$1,259,447.36
		2.	Investment Income on Reserve Account Balance (as of month end)		$104.96
		3.	Withdrawal from Reserve Account to pay Servicing Fee		$—
		4.	Withdrawal from Reserve Account to pay Class A Interest		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		5.	Withdrawal from Reserve Account to pay First Priority Note Principal		$—
		6.	Withdrawal from Reserve Account to pay Class B Interest		$—
		7.	Withdrawal from Reserve Account to pay Remaining Class A Principal		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		8.	Withdrawal from Reserve Account to pay Class B Principal		$—
		9.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
		10.	Reserve Account Excess Amount		$104.96
		11.	Ending Reserve Account Balance		$1,259,447.36
		12.	Percent of Pool Balance		0.82%
		13.	Required Reserve Amount		$1,259,447.36

	O.	Aggregate Principal Balance Designated as Defaulted Receivable in current collection Period			$87,996.35
		1.	Aggregate Gross Realized Losses		$87,996.35
		2.	Aggregate Net Realized Losses		$849.84
7